Provisions for other liabilities and charges and contingent liabilities - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Jan. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	[1]	£ 1,851	£ 1,641
Additions		1	19
Unwinding of the discount factor		198	191
Ending balance		2,050	1,851 [1]
Assumed contingent liabilities
Disclosure of other provisions [line items]
Beginning balance		1,657	1,466
Additions		0	0
Unwinding of the discount factor		198	191
Ending balance		1,855	1,657
Dilapidations
Disclosure of other provisions [line items]
Beginning balance		150	150
Additions		0	0
Unwinding of the discount factor		0	0
Ending balance		150	150
Royalties
Disclosure of other provisions [line items]
Beginning balance		44	25
Additions		1	19
Unwinding of the discount factor		0	0
Ending balance		£ 45	£ 44

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'